Document and Entity Information	Apr. 01, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001876255
Document Type	8-K
Document Period End Date	Apr. 01, 2025
Entity Registrant Name	AB COMMERCIAL REAL ESTATE PRIVATE DEBT FUND, LLC
Entity Incorporation State Country Code	DE
Entity File Number	000-56320
Entity Tax Identification Number	87-1137341
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	969-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false